Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities (CHF million)
Due to banks	823	1,450
Customer deposits	3,261	3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,732	76,104
Obligation to return securities received as collateral	26,854	22,800
Trading liabilities	72,655	76,635
Short-term borrowings	3,861	6,053
Long-term debt	81,166	63,369
Other liabilities	16,938	21,973
Netting impact	(595,000)	(547,800)
Recurring basis
Liabilities (CHF million)
Due to banks	823	1,450
Customer deposits	3,261	3,252
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,732	76,104
Obligation to return securities received as collateral	26,854	22,800
Trading liabilities	72,655	76,635
Short-term borrowings	3,861	6,053
Long-term debt	81,166	63,369
Other liabilities	16,938	21,973
Netting impact	(595,137)	(547,784)
Total liabilities at fair value	260,290	271,636
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,616	9,081
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	41,350	26,896
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,078	12,061
Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,268	1,781
Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	902	2,001
Trading liabilities	16,593	24,350
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	12,287	19,466
Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	745	1,558
Trading liabilities	3,939	4,133
Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	25,952	20,799
Trading liabilities	19,184	15,802
Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	36,878	36,483
Netting impact	(593,917)	(547,385)
Recurring basis | Other liabilities
Liabilities (CHF million)
Netting impact	(1,220)	(399)
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	26,029	21,098
Trading liabilities	35,332	40,392
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	61,361	61,490
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	121	409
Trading liabilities	11,678	19,037
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	11,530	18,863
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	21	1
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	25,908	20,689
Trading liabilities	19,060	15,476
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	4,594	5,879
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,585	896
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	234	14
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	2,744	4,691
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	823	1,450
Customer deposits	3,161	3,197
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,732	75,990
Obligation to return securities received as collateral	825	1,702
Trading liabilities	624,823	578,064
Short-term borrowings	3,766	5,888
Long-term debt	66,558	53,589
Other liabilities	14,795	19,511
Total liabilities at fair value	769,483	739,391
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,616	9,081
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	31,083	20,679
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,126	9,509
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	652	638
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	781	1,592
Trading liabilities	4,914	5,311
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	757	603
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	745	1,558
Trading liabilities	3,917	4,130
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	44	110
Trading liabilities	122	309
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	619,787	572,444
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	458,894	439,446
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	101,461	71,547
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	23,479	25,942
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	26,746	30,622
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	100	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	114
Obligation to return securities received as collateral	0	0
Trading liabilities	6,417	5,564
Short-term borrowings	95	165
Long-term debt	14,608	9,780
Other liabilities	3,363	2,861
Total liabilities at fair value	24,583	18,539
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	10,267	6,217
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,952	2,552
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	616	1,143
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	1	2
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	1	2
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	2	17
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,414	5,545
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,202	1,129
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	560	938
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	2,760	1,230
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,466	1,896
Bank
Liabilities (CHF million)
Due to banks	832	1,460
Customer deposits	3,251	3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,732	76,104
Obligation to return securities received as collateral	26,854	22,800
Trading liabilities	72,667	76,812
Short-term borrowings	3,861	6,053
Long-term debt	80,260	62,462
Other liabilities	16,933	21,971
Netting impact	(595,300)	(547,600)
Bank | Recurring basis
Liabilities (CHF million)
Due to banks	832	1,460
Customer deposits	3,251	3,241
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,732	76,104
Obligation to return securities received as collateral	26,854	22,800
Trading liabilities	72,667	76,812
Short-term borrowings	3,861	6,053
Long-term debt	80,260	62,462
Other liabilities	16,933	21,971
Netting impact	(595,303)	(547,697)
Total liabilities at fair value	259,390	270,903
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,616	9,081
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	41,350	26,897
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,078	12,061
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,268	1,781
Bank | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	902	2,001
Trading liabilities	16,593	24,351
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	12,287	19,466
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	745	1,558
Trading liabilities	3,939	4,137
Bank | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	25,952	20,799
Trading liabilities	19,199	15,802
Bank | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	36,875	36,659
Netting impact	(594,277)	(547,423)
Bank | Recurring basis | Other liabilities
Liabilities (CHF million)
Netting impact	(1,026)	(274)
Bank | Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	26,029	21,098
Trading liabilities	35,347	40,392
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	61,376	61,490
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	121	409
Trading liabilities	11,678	19,037
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	11,530	18,863
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	21	1
Bank | Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	25,908	20,689
Trading liabilities	19,075	15,476
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	4,594	5,879
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,585	896
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	234	14
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	2,744	4,691
Bank | Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	832	1,460
Customer deposits	3,151	3,186
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,732	75,990
Obligation to return securities received as collateral	825	1,702
Trading liabilities	625,180	578,279
Short-term borrowings	3,766	5,888
Long-term debt	65,652	52,682
Other liabilities	14,601	19,386
Total liabilities at fair value	768,739	738,573
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	8,616	9,081
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	31,083	20,680
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	10,126	9,509
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	652	638
Bank | Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	781	1,592
Trading liabilities	4,914	5,312
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	757	603
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	745	1,558
Trading liabilities	3,917	4,134
Bank | Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	44	110
Trading liabilities	122	309
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	620,144	572,658
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	458,730	439,502
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	101,461	71,588
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	23,479	25,942
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	27,266	30,800
Bank | Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	100	55
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	114
Obligation to return securities received as collateral	0	0
Trading liabilities	6,417	5,564
Short-term borrowings	95	165
Long-term debt	14,608	9,780
Other liabilities	3,358	2,859
Total liabilities at fair value	24,578	18,537
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	10,267	6,217
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	2,952	2,552
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	616	1,143
Bank | Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	1	2
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	1	2
Bank | Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	2	17
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	6,414	5,545
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,202	1,129
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	560	938
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	2,760	1,230
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,466	1,896